Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Cost of Sales

	Year ended December 31,
	2013	2012

Production and delivery	$76,028	$51,503
Depreciation and depletion	33,718	25,515
Write-down of carrying value of inventory	38,018	25,472
Cost of sales during mine operations	147,764	102,490
Cost of sales related to idled mine assets (i)	30,439	52,958

	$178,203	$155,448

(i)	During the second quarter of 2012, mining activities at the Ovoot Tolgoi coal mine where curtailed to manage coal inventories and to maintain efficient working capital levels. By June 30, 2012, mining activities were fully curtailed and remained so for the remainder of 2012. While operations at the Ovoot Tolgoi coal mine resumed on March 22, 2013, the 2013 production plan does not fully utilize SouthGobi’s existing mining fleet. Accordingly, costs related to idled mine assets continue to be incurred subsequent to March 22, 2013.